Other liabilities - Unfavorable contracts (Details) - Unfavorable contracts - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Liabilities [Line Items]
Gross carrying amount	$ (66)	$ (66)	$ (66)
Accumulated amortization	58	39	$ 0
Finite-lived Intangible Liabilities [Roll Forward]
Net carrying amount, beginning balance	(27)	(66)
Amortization of unfavorable contracts	19	39
Net carrying amount, ending balance	$ (8)	$ (27)